PIMCO Variable Insurance Trust

Supplement Dated March 6, 2026 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class Prospectus and Statement of Additional Information each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Short-Term Portfolio (the “Portfolio”)

Effective immediately, Andrew Wittkop no longer manages the Portfolio. Therefore, effective immediately, all references to Mr. Wittkop in the Prospectus and Statement of Additional Information are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_030626

PIMCO Variable Insurance Trust

Supplement Dated March 6, 2026 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class

Prospectus each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Short-Term Portfolio (the “Portfolio”)

Effective immediately, the PIMCO Short-Term Portfolio’s portfolio is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil. Messrs. Schneider and Cudzil are Managing Directors of PIMCO. Mr. Chiaverini is a Senior Vice President of PIMCO. Mr. Schneider has managed the Portfolio since January 2011. Mr. Chiaverini has managed the Portfolio since April 2019. Mr. Cudzil has managed the Portfolio since March 2026.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Short-Term	Nathan Chiaverini	4/19

Senior Vice President, PIMCO. Mr. Chiaverini is a portfolio manager on the short-term desk. Prior to joining PIMCO in 2012, he was a vice president and portfolio manager at BlackRock, focusing on institutional multi-sector portfolios. Prior to this, he held trading and strategy research positions within interest rate derivatives and mortgage- backed securities at Barclays Capital. He has investment experience since 2004 and holds a bachelor’s degree in economics and history from the University of Colorado and an MBA in analytic finance and economics from the University of Chicago Booth School of Business.

PIMCO CommodityRealReturn® Strategy PIMCO Long-Term U.S. Government PIMCO Real Return PIMCO Short-Term	Mike Cudzil	6/25 2/16 6/25 3/26

Managing Director, PIMCO. Mr. Cudzil is a generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Low Duration PIMCO Short-Term	Jerome Schneider	9/14 1/11

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008 as a portfolio manager and finance specialist. Since 2011, he has served as the head of the short-term and funding desk. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider has investment experience since 1995 and holds an undergraduate degree in economics and international relations from the University of Pennsylvania and an MBA from the Stern School of Business at New York University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_030626

PIMCO Variable Insurance Trust

Supplement Dated March 6, 2026 to the

PIMCO Short-Term Portfolio Administrative Class Prospectus,

PIMCO Short-Term Portfolio Institutional Class Prospectus,

PIMCO Short-Term Portfolio Advisor Class Prospectus,

each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Short-Term Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil. Messrs. Schneider and Cudzil are Managing Directors of PIMCO. Mr. Chiaverini is a Senior Vice President of PIMCO. Mr. Schneider has managed the Portfolio since January 2011. Mr. Chiaverini has managed the Portfolio since April 2019. Mr. Cudzil has managed the Portfolio since March 2026.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Short-Term	Nathan Chiaverini	4/19

Senior Vice President, PIMCO. Mr. Chiaverini is a portfolio manager on the short-term desk. Prior to joining PIMCO in 2012, he was a vice president and portfolio manager at BlackRock, focusing on institutional multi-sector portfolios. Prior to this, he held trading and strategy research positions within interest rate derivatives and mortgage- backed securities at Barclays Capital. He has investment experience since 2004 and holds a bachelor’s degree in economics and history from the University of Colorado and an MBA in analytic finance and economics from the University of Chicago Booth School of Business.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy PIMCO Long-Term U.S. Government PIMCO Real Return PIMCO Short-Term	Mike Cudzil	6/25 2/16 6/25 3/26

Managing Director, PIMCO. Mr. Cudzil is a generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

PIMCO Low Duration PIMCO Short-Term	Jerome Schneider	9/14 1/11

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008 as a portfolio manager and finance specialist. Since 2011, he has served as the head of the short-term and funding desk. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider has investment experience since 1995 and holds an undergraduate degree in economics and international relations from the University of Pennsylvania and an MBA from the Stern School of Business at New York University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_030626

Supplement dated March 6, 2026 to the

Statement of Additional Information (“SAI”) dated April 30, 2025,

as supplemented from time to time

Disclosure Related to the PIMCO Short-Term Portfolio (the “Portfolio”)

Effective immediately, the PIMCO Short-Term Portfolio is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil.

Accordingly, effective immediately, corresponding changes are made to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above table:

Effective March 6, 2026, the PIMCO Short-Term Portfolio is jointly and primarily managed by Jerome Schneider, Nathan Chiaverini and Mike Cudzil.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP4_030626